Income Taxes (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Tax expense (benefit) at U.S. statutory rate	34.00%	34.00%
State income tax expense (benefit), net of federal benefit	5.00%	5.00%
Change in valuation allowance	(39.00%)	(39.00%)
Total